LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2025	2024
Input value-added tax, ne t	$28,645	$21,316
Other long-term asset s	26,891	15,194
Entertainment production costs , net (1)	25,562	16,833
Deferred financing costs , net	23,071	35,927
Deposits and advance payments for acquisition of property and equipment	10,899	23,482
Other deposits	9,139	11,129
Long-term prepayment s	1,881	603
Deferred rent assets	1,831	7,366
Investment in a sales-type lease	1,509	—
Long-term casino accounts receivable, net of allowances for credit losses of nil and $2,391 (2)	—	—

Long-term prepayments, deposits and other assets	$129,428	$131,850

(1)
Entertainment production costs represent amounts incurred and capitalized for the entertainment show in City of Dreams and are amortized on a straight-line basis
over the estimated useful life of the entertainment show of 10 years upon the commencement of the show in May 2025. The amortization expense of entertainment production costs recognized for the year ended December 31, 2025 was $1,757. No amortization expenses of such entertainment production costs were recognized during the year ended December 31, 2024.

(2)
Long-term casino accounts receivable, net represent receivables from casino customers where settlements are not expected within the next year. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.